Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares ETF) (Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares)
12 Months Ended
Oct. 31, 2013
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Annual Total Return
2013	17.72%
2012	19.12%
2011	(18.93%)
2010	25.26%